Payments, by Project - 12 months ended Jun. 30, 2024 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 573,402	$ 72,121	$ 17,959	$ 663,482
Silversand
Total	57,618	31,245		88,863
Silverstrike
Total	5,344	11,355		16,699
Carangas
Total	35,382	29,049	$ 17,959	82,390
Administration
Total	$ 475,058	$ 472		$ 475,530